Other Income (Expense), Net	12 Months Ended
Dec. 31, 2015
Other Income and Expenses [Abstract]
Other Income (Expense), Net
Other Income (Expense), Net
The components of other income (expense), net, were as follows (in millions):

	Year Ended December 31,
	2013	2014	2015
Interest income	$766	$746	$999
Interest expense	(81)	(101)	(104)
Gain (loss) on marketable securities, net	158	153	(208)
Foreign currency exchange losses, net (1)	(379)	(402)	(422)
Gain (loss) on non-marketable investments, net	8	237	(126)
Loss on divestiture of businesses (2)	(57)	0	0
Other	81	130	152
Other income (expense), net	$496	$763	$291

(1)
Our foreign currency exchange losses,net are related to the option premium costs and forward points for our foreign currency hedging contracts, our foreign exchange transaction gains and losses from the conversion of the transaction currency to the functional currency, offset by the foreign currency hedging contract losses and gains. The net foreign currency transaction losses were $121 million, $107 million, and $123 million in 2013, 2014, and 2015, respectively.

(2)
Gain on divestiture of Motorola Home business was included in net income (loss) from discontinued operations for the year ended December 31, 2013. Gain on divestiture of Motorola Mobile business was included in net income (loss) from discontinued operations for the year ended December 31, 2014.